Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 061
EBP, Description of Plan [Line Items]
Description of Plan	Description of Plan
The following description of the MSD Puerto Rico Savings & Security Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
General
The Plan is a defined contribution plan established effective July 1, 1997. The Plan is a profit sharing plan designed to provide a systematic means of saving and investing for the future and an opportunity for employees of MSD International GmbH (Puerto Rico Branch) LLC and the Puerto Rico branch of Merck Sharp & Dohme (I.A.) LLC (the “Companies”) to become shareholders of Merck & Co., Inc. (“Merck”). Regular full-time employees of the Companies, as defined in the Plan document, are eligible to enroll in the Plan as soon as administratively feasible after such employee begins service with one of the Companies. MSD International GmbH (Puerto Rico Branch) LLC, a branch of MSD International GmbH, a Swiss limited liability company, is the Plan sponsor (the “Sponsor”). The Plan’s recordkeeper is Fidelity Investments Institutional Services Company (“Fidelity” or the “Recordkeeper”). Banco Popular de Puerto Rico serves as the Plan’s trustee (the “Trustee”).
Participants direct the investment of their contributions into any fund investment option available under the Plan, including Merck common stock. The Plan offers a three-tiered approach to investing:
*Retirement Portfolios - a custom set of target date retirement funds;
*Core Funds - a selection of investment options (active and passive) that span a range of asset classes;
*Fidelity Brokerage Link® - a self-directed brokerage account that provides access to more than 8,500 mutual funds.
The Plan is administered by management committees appointed by the Sponsor’s Assistant Vice President - Plant Management, the Compensation and Management Development Committee of the Board of Directors of Merck or their delegates.
The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).
Master Trust
A portion of the assets of the Plan are maintained, for investment purposes only, with all the assets of the MSD Employee Stock Purchase and Savings Plan, and the Merck US Savings Plan in the Merck & Co., Inc. Qualified Plans Master Trust (the "Master Trust)". The plans own specific interests in the Master Trust assets.
The portion of Master Trust assets allocable to each plan is based upon the participants’ account balances within each plan. Investment income for the Master Trust is allocated to each plan based on the specific investments held in the Master Trust.
Contributions
Participants may contribute up to 25% of their annual eligible compensation on a before-tax basis. However, before-tax contributions cannot exceed the lesser of: (i) the amount as in effect under Section 402(g) of the U.S. Internal Revenue Code of 1986, as amended (the “U.S. Code”) or Section 1081.01(d)(7)(A) of the Internal Revenue Code for a New Puerto Rico of 2011, as amended (the “2011 PR Code"); or (ii) in the case of highly compensated employees, the average actual deferral percentage limit. Also, total annual additions to a participant's accounts during a plan year are limited to the lesser of: (i) the applicable limit for a particular tax year under Section 415(c) of the U.S. Code as adjusted by the Secretary of the Treasury; or (ii) one hundred percent (100%) of the participant's compensation paid by the employer during the calendar year. Participants may also contribute up to 25% of their annual eligible compensation on an after-tax basis subject to the limit provided under Section 1081.01(a)(15). Upon reaching the statutory elective deferral limit, or upon reasonable expectations that any of the aforementioned limits will be exceeded, the participant may elect to suspend contributions for the remainder of the plan year or elect to continue on an after-tax basis.
In addition, the Companies make matching contributions of $0.75 for every $1.00 of an employee's contributions, up to 6% of such employee's eligible compensation (maximum match is 4.5% of eligible compensation) per pay period (to the statutory limit). The combination of before-tax contributions, after-tax contributions and Companies matching contributions may not exceed the statutory limit ($70,000 in 2025). Participant and Companies matching contributions are invested according to a participant’s elections.
Participants are automatically enrolled in the Plan 60 days after first becoming eligible with a before-tax base pay contribution rate of 6%. In addition, each participant with a before-tax base pay contribution rate of at least 1% may elect to participate in an annual automatic increase program, in whole percentages of at least 1% and not more than 3% per year. The automatic percentage increase may not cause a participant’s before-tax base pay contribution rate to exceed 25%.
In addition, the Plan permits unmatched before-tax “catch-up contributions” of up to $1,500 by participants who are at least age 50 by year-end.
Participant Accounts
Each participant’s account is credited with the participant’s contributions, the Companies’ contributions, and an allocation of Plan earnings. The allocation is based on participants’ account balances, as defined in the Plan document.
Vesting
Participants are immediately vested in their contributions, all Companies’ matching contributions, plus actual earnings thereon.
Notes Receivable from Participants
Participants may borrow from their account balances with interest charged at the prime rate in effect on the last business day of the prior month plus 1%. Once set, the interest rate is in effect for the duration of the loan. Loan terms range from one to five years for a short-term loan or up to fifteen years for the purchase of a primary residence and bear interest at rates that range from 4.25% to 9.50%. The minimum loan is $1,000 and the maximum loan is the lesser of (i) $50,000 less the highest outstanding loan balance(s) during the one year period prior to the new loan application date, or (ii) 50% of the participant’s account balance less any current outstanding loan balance(s) and defaulted loan amounts. Principal and interest are paid ratably through payroll deductions. Loan terms are grandfathered into the Plan in accordance with the legacy plan guidelines, including loan terms for participants that transferred into the Plan from a legacy plan.
Payment of Benefits
Participants are entitled to receive automatic, voluntary, in-service (which include hardship withdrawals), or mandatory distributions as provided in the applicable Plan provisions.